TRADE ACCOUNTS RECEIVABLE - Accounts receivable by aging (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 4,810,640	R$ 5,176,958
Gross | Current
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	4,326,579	4,662,821
Gross | Past due: Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	369,766	444,927
Gross | Past due: From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	100,422	52,058
Gross | Past due: From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	14,946	24,820
Gross | Past due: From 91 to 180 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	50,845	45,108
Gross | Past due: From 181 to 360 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	14,326	14,660
Gross | Past due: Above 360 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	25,626	47,083
Impairment
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ (91,870)	R$ (114,519)